Financial Risk Management - Summary of Capital Management (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Total liabilities	₩ 22,334,584	₩ 23,086,282
Total equity	12,736,939	12,488,281	₩ 14,886,246	₩ 14,981,510
Cash and deposits in banks	4,296,751	3,414,760
Borrowings (including bonds)	₩ 14,068,814	₩ 13,480,889
Total liabilities to equity ratio	175.00%	185.00%
Net borrowings to equity ratio	77.00%	81.00%